UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811- 02258
Investment Company Act File Number
Boston Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Boston Income Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 4.2%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.9%
Hawker Beechcraft Acquisition, Term Loan, 2.37%, Maturing 3/26/14	$22,791	$18,476,780
Hawker Beechcraft Acquisition, Term Loan, 2.63%, Maturing 3/26/14	1,359	1,101,776
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	6,015	5,993,878

		$25,572,434

Automotive & Auto Parts — 0.5%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.09%, Maturing 7/13/15	$5,410	$4,125,125
Ford Motor Co., Term Loan, 3.35%, Maturing 12/16/13	8,633	8,405,035

		$12,530,160

Broadcasting — 0.3%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.85%, Maturing 2/26/13	$13,910	$9,215,375

		$9,215,375

Building Materials — 0.3%
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	$5,734	$5,332,837
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 12.00%, Maturing 6/30/14	4,018	3,767,319

		$9,100,156

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.20%, Maturing 5/4/15	$2,120	$1,989,266

		$1,989,266

Food & Drug Retail — 0.4%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$10,314	$10,536,827

		$10,536,827

Food/Beverage/Tobacco — 0.0%
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 8/30/10	$992	$995,211

		$995,211

Gaming — 0.3%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(2)	$8,520	$255,600
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.59%, Maturing 5/16/14	3,220	2,608,200
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	4,715	4,549,993

		$7,413,793

Insurance — 0.2%
HUB International Ltd., Term Loan, 6.75%, Maturing 6/13/14	$4,938	$4,775,033

		$4,775,033

Services — 0.4%
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	$9,504	$9,559,437

		$9,559,437

Transportation Ex Air/Rail — 0.3%
CEVA Group PLC, Term Loan, 3.32%, Maturing 11/4/13	$8,003	$7,082,393
CEVA Group PLC, Term Loan, 3.53%, Maturing 11/4/13	1,991	1,750,346

		$8,832,739

	Principal
	Amount
Security	(000’s omitted)	Value
Utilities — 0.5%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.97%, Maturing 10/10/14	$17,575	$13,680,412

		$13,680,412

Total Senior Floating-Rate Interests (identified cost $125,428,659)		$114,200,843

Corporate Bonds & Notes — 86.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$904	$888,248
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(3)	915	985,913

		$1,874,161

Automotive & Auto Parts — 4.7%
Accuride Corp., 9.50%, 8/1/18(3)	$4,575	$4,689,375
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(3)	1,810	2,027,200
Allison Transmission, Inc., 11.00%, 11/1/15(3)	1,455	1,571,400
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	18,639	20,130,228
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 5.25%, 2/11/14	2,995	2,717,962
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	5,565	5,203,275
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(3)	12,365	13,385,112
ArvinMeritor, Inc., 8.125%, 9/15/15	3,720	3,757,200
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	5,790	4,935,975
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	6,760	7,071,724
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	21,190	22,646,495
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	4,565	4,890,859
Ford Motor Credit Co., Sr. Notes, 8.70%, 10/1/14	4,415	4,777,953
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	4,785	5,700,481
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	4,765	5,360,625
Lear Corp., 7.875%, 3/15/18	1,810	1,891,450
Lear Corp., 8.125%, 3/15/20	2,250	2,351,250
Navistar International Corp., 8.25%, 11/1/21	10,140	10,773,750
Sonic Automotive, Inc., 9.00%, 3/15/18	1,350	1,393,875
Tenneco, Inc., Sr. Notes, 7.75%, 8/15/18(3)	1,840	1,872,200
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,932,900

		$129,081,289

Banks and Thrifts — 1.9%
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	$4,780	$4,672,450
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	11,565	10,957,837
General Motors Acceptance Corp., 7.00%, 2/1/12	500	516,250
General Motors Acceptance Corp., 8.00%, 12/31/18	7,490	7,312,113
General Motors Acceptance Corp., 8.00%, 11/1/31	8,305	8,149,281
General Motors Acceptance Corp., 8.30%, 2/12/15(3)	18,240	19,243,200

		$50,851,131

Broadcasting — 2.8%
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	$2,295	$2,191,725
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	32,130	31,648,050
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	4,845	4,845,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(3)	4,900	5,169,500
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(3)	2,490	2,602,050
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(3)	4,520	4,949,400
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(3)	7,655	8,363,088
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(3)	13,825	15,725,937

		$75,494,750

	Principal
	Amount
Security	(000’s omitted)	Value
Building Materials — 0.8%
Goodman Global, Inc., 13.50%, 2/15/16	$6,235	$6,897,469
Interface, Inc., Sr. Notes, 11.375%, 11/1/13	2,320	2,633,200
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	786	814,493
Masco Corp., Sr. Notes, 7.125%, 3/15/20	2,650	2,703,212
Norcraft Cos. LP/Norcraft Finance Corp., Sr. Notes, 10.50%, 12/15/15	2,085	2,199,675
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	3,445	3,677,537
Texas Industries, Inc., Sr. Notes, 7.25%, 7/15/13	4,030	4,120,675

		$23,046,261

Cable/Satellite TV — 1.0%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$7,970	$8,348,575
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17(3)	2,265	2,443,369
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18(3)	2,260	2,378,650
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20(3)	5,175	5,498,438
Kabel Deutschland GmbH, 10.625%, 7/1/14	1,125	1,177,031
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	7,100	7,668,000

		$27,514,063

Capital Goods — 2.1%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,836,575
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(3)	9,585	9,872,550
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,700,125
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	7,300	7,281,750
Greenbrier Cos., Inc., 8.375%, 5/15/15	480	464,400
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,536,875
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,686,750
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(3)	11,290	11,656,925
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	13,322,187

		$58,358,137

Chemicals — 3.3%
Ashland, Inc., 9.125%, 6/1/17	$5,455	$6,225,519
BWAY Holding Co., 10.00%, 6/15/18(3)	4,645	4,946,925
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	9,519,862
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	7,206,450
CII Carbon, LLC, 11.125%, 11/15/15(3)	5,555	5,721,650
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(3)	8,320	8,528,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	8,975	7,471,688
Koppers, Inc., 7.875%, 12/1/19	2,130	2,215,200
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(3)	13,495	14,220,356
Nalco Co., Sr. Notes, 8.25%, 5/15/17	5,500	5,940,000
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	5,658,125
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	8,345	7,593,950
Solutia, Inc., 8.75%, 11/1/17	4,840	5,299,800

		$90,547,525

Consumer Products — 2.5%
ACCO Brands Corp., 7.625%, 8/15/15	$4,145	$3,999,925
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	6,630	7,392,450
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	12,225	12,163,875
Libbey Glass, Inc., Sr. Notes, 10.00%, 2/15/15(3)	9,375	10,031,250
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,383,250
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	1,790	1,832,512
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(3)	3,853	4,334,625
Spectrum Brands Holdings, Inc., Sr. Notes, 9.50%, 6/15/18(3)	15,355	16,218,719

		$68,356,606

	Principal
	Amount
Security	(000’s omitted)	Value
Containers — 0.3%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,160	$4,205,400
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13	4,680	4,914,000

		$9,119,400

Diversified Financial Services — 0.2%
Cantor Fitzgerald, LP, 7.875%, 10/15/19(3)	$5,410	$5,625,594

		$5,625,594

Diversified Media — 2.5%
Catalina Marketing Corp., 11.625%, 10/1/17(3)	$11,142	$12,116,925
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	9,694	10,324,110
Interpublic Group Cos., Inc., 10.00%, 7/15/17	3,965	4,619,225
Lamar Media Corp., Sr. Sub. Notes, 7.875%, 4/15/18(3)	1,355	1,405,812
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,355	2,101,837
MDC Partners, Inc., 11.00%, 11/1/16(3)	7,310	8,004,450
MDC Partners, Inc., 11.00%, 11/1/16(3)	4,840	5,299,800
Nielsen Finance, LLC, 10.00%, 8/1/14	11,790	12,350,025
Nielsen Finance, LLC, 11.50%, 5/1/16	6,670	7,520,425
Nielsen Finance, LLC, 12.50% (0.00% until 8/1/11), 8/1/16	4,600	4,508,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	795	896,363

		$69,146,972

Electronics/Electrical — 0.5%
NXP BV/NXP Funding, LLC, 9.50%, 10/15/15	$13,650	$13,411,125
NXP BV/NXP Funding, LLC, Sr. Notes, 9.75%, 8/1/18(3)	1,105	1,168,538

		$14,579,663

Energy — 7.0%
Antero Resources Finance Corp., Sr. Notes, 9.375%, 12/1/17	$2,150	$2,252,125
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	6,755	7,498,050
Bill Barrett Corp., 9.875%, 7/15/16	1,410	1,547,475
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(3)	8,410	8,662,300
Compton Petroleum Finance Corp., 7.625%, 12/1/13	8,727	7,581,581
Continental Resources, Inc., 7.375%, 10/1/20(3)	925	943,500
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,721,787
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	4,315	4,455,237
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,924,219
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	6,220	6,728,560
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	11,665	10,922,733
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(3)	9,535	9,356,219
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	9,520	8,591,800
Holly Corp., 9.875%, 6/15/17	5,995	6,272,269
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(3)	6,740	6,672,600
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	4,010	3,488,700
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	3,605	3,149,869
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,137,525
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	955	864,275
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	6,105	5,250,300
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(3)	12,145	10,991,225
Quicksilver Resources, Inc., 7.125%, 4/1/16	4,105	4,043,425
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	9,830	11,451,950
Rosetta Resources, Inc., 9.50%, 4/15/18(3)	3,375	3,501,562
SandRidge Energy, Inc., 8.75%, 1/15/20(3)	3,820	3,915,500
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	11,760	11,907,000
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,155,750
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	10,181,250
United Refining Co., Sr. Notes, 10.50%, 8/15/12	21,745	19,923,856

		$192,092,642

	Principal
	Amount
Security	(000’s omitted)	Value
Entertainment/Film — 1.9%
AMC Entertainment, Inc., 11.00%, 2/1/16	$32,141	$34,551,575
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	1,865	1,967,575
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	8,495	7,029,613
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	8,335	9,105,987

		$52,654,750

Environmental — 0.1%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	$2,350	$2,576,188

		$2,576,188

Food/Beverage/Tobacco — 2.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(3)	$5,575	$5,073,250
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(3)	8,180	8,394,725
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	6,998	8,467,580
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(3)	9,060	9,558,300
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(3)	6,220	6,461,025
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	580	622,050
Pinnacle Foods Finance, LLC, Sr. Notes, 9.25%, 4/1/15	980	1,017,975
Smithfield Foods, Inc., Sr. Notes, 7.00%, 8/1/11	2,965	3,031,712
Smithfield Foods, Inc., Sr. Notes, 7.75%, 5/15/13	385	387,888
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(3)	8,315	9,333,587
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(3)	16,460	16,789,200

		$69,137,292

Gaming — 5.0%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	$11,355	$2,100,675
CCM Merger, Inc., 8.00%, 8/1/13(3)	4,865	4,500,125
Chukchansi EDA, Sr. Notes, Variable Rate, 4.123%, 11/15/12(3)	5,045	3,254,025
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	518	456,573
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(2)(3)	19,830	148,725
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	23,380	16,307,550
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	13,160	14,278,600
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(3)	9,205	8,997,887
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(2)	7,910	3,440,850
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	3,390	84,750
MGM Mirage, Inc., Sr. Notes, 9.00%, 3/15/20(3)	2,250	2,373,750
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14	4,625	5,133,750
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17	4,790	5,460,600
Midwest Gaming Borrower, LLC/Midwest Finance Corp., Sr. Notes, 11.625%, 4/15/16(3)	2,880	2,923,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	5,035,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	4,962,300
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	15,085	12,973,100
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(3)	5,385	5,290,762
MTR Gaming Group, Inc., Sr. Notes, 12.625%, 7/15/14	6,760	7,114,900
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,350	1,410,750
Peninsula Gaming, LLC, 10.75%, 8/15/17	8,250	8,621,250
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,590	2,525,250
San Pasqual Casino, 8.00%, 9/15/13(3)	2,005	1,954,875
Seminole Hard Rock Entertainment, Variable Rate, 3.037%, 3/15/14(3)	1,585	1,390,838
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	9,455	8,521,319
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)(4)	10,553	8,423,405

		$137,685,609

Health Care — 8.7%
Accellent, Inc., 10.50%, 12/1/13	$6,335	$6,414,188
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(3)	9,280	9,442,400
Alere, Inc., 9.00%, 5/15/16	4,995	5,094,900
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	5,460	5,487,300
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(3)	1,820	1,858,675
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(3)	1,115	1,204,200

	Principal
	Amount
Security	(000’s omitted)	Value
Biomet, Inc., 11.625%, 10/15/17	$27,720	$31,219,650
Biomet, Inc., (PIK), 10.375%, 10/15/17	8,570	9,534,125
Capella Healthcare, Inc., 9.25%, 7/1/17(3)	9,045	9,474,637
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	14,170	15,285,887
Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16(3)	8,915	8,937,288
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(3)	3,685	4,145,625
HCA, Inc., 9.25%, 11/15/16	10,125	10,960,312
HCA, Inc., 9.875%, 2/15/17	9,715	10,807,937
HCA, Inc., (PIK), 9.625%, 11/15/16	1,740	1,883,550
HCA, Inc., Sr. Notes, 7.25%, 9/15/20	8,830	9,381,875
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(3)	3,205	3,261,088
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	13,125	14,503,125
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,385	7,348,075
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(3)	3,600	3,613,500
Quintiles Transnational Corp., (PIK), Sr. Notes, 9.50%, 12/30/14(3)	19,970	20,469,250
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	4,620	4,700,850
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, 3/15/16	7,695	8,233,650
US Oncology, Inc., 10.75%, 8/15/14	8,635	9,001,988
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	11,655	12,398,006
Valeant Pharmaceuticals International, 8.375%, 6/15/16	4,910	5,572,850
Valeant Pharmaceuticals International, Sr. Notes, 7.625%, 3/15/20(3)	3,085	3,686,575
Viant Holdings, Inc., 10.125%, 7/15/17(3)	3,163	3,795,600

		$237,717,106

Homebuilders/Real Estate — 0.5%
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$12,280	$13,968,500

		$13,968,500

Hotels — 0.6%
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18(3)	$7,080	$7,566,750
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(3)	9,145	9,316,469

		$16,883,219

Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$4,190	$4,315,700
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(3)	4,265	4,158,375
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.311%, 11/15/14(3)	3,265	2,758,925

		$11,233,000

Leisure — 1.6%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)(3)(4)	$3,635	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(2)(3)(4)	5,141	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(2)(3)(4)	6,665	0
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(3)	1,940	1,852,700
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(3)	6,990	6,885,150
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,187,138
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,656,387
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,217,775
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,400,975
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(3)	6,470	6,696,450
Universal City Development Partners, Ltd., Sr. Sub. Notes, 10.875%, 11/15/16(3)	11,965	12,922,200

		$44,818,775

Metals/Mining — 3.2%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(3)	$2,660	$2,866,150
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(3)	10,620	11,204,100
Consol Energy, Inc., 8.00%, 4/1/17(3)	5,395	5,759,162
Consol Energy, Inc., 8.25%, 4/1/20(3)	4,520	4,881,600
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	16,890	19,339,050
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(3)	12,580	13,083,200

	Principal
	Amount
Security	(000’s omitted)	Value
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	$2,710	$3,062,300
Patriot Coal Corp., 8.25%, 4/30/18	2,375	2,348,281
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	5,520	6,686,724
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	15,390	19,247,981

		$88,478,548

Paper — 2.2%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$1,805	$1,877,200
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	5,985	6,314,175
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,153,687
International Paper Co., 9.375%, 5/15/19	17,230	22,438,939
International Paper Co., Sr. Notes, 7.50%, 8/15/21	3,100	3,726,061
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	9,575	8,880,812
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 9.125%, 8/1/14	7,355	7,391,775
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.216%, 8/1/14	975	844,594

		$61,627,243

Pharmaceuticals — 0.1%
Mylan, Inc., 7.625%, 7/15/17(3)	$1,150	$1,227,625

		$1,227,625

Publishing/Printing — 0.0%
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	$990	$601,425

		$601,425

Railroad — 0.7%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$2,438,125
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	8,460,812
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410	6,866,713
Kansas City Southern Mexico, Sr. Notes, 9.375%, 5/1/12	217	222,968

		$17,988,618

Restaurants — 0.3%
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	$7,575	$7,688,625

		$7,688,625

Services — 7.2%
Avis Budget Group, Inc., 9.625%, 3/15/18(3)	$6,005	$6,290,237
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	10,305	10,292,119
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	17,850	18,474,750
Hertz Corp., 8.875%, 1/1/14	5,220	5,402,700
Hertz Corp., 10.50%, 1/1/16	2,650	2,828,875
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(3)	9,113	10,206,465
KAR Holdings, Inc., 8.75%, 5/1/14	1,055	1,097,200
Laureate Education, Inc., 10.00%, 8/15/15(3)	26,656	26,922,560
Laureate Education, Inc., 11.75%, 8/15/17(3)	13,854	14,477,430
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	26,602	26,449,713
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	5,110	4,650,100
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,863	1,462,475
RSC Equipment Rental, Inc., 10.25%, 11/15/19	4,495	4,618,613
RSC Equipment Rental, Inc., Sr. Notes, 9.50%, 12/1/14	3,315	3,422,738
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	11,810	13,168,150
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(3)	4,955	5,221,331
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(3)	2,750	2,213,750
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	9,430	10,042,950
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18(3)	6,890	7,423,975
United Rentals North America, Inc., 7.75%, 11/15/13	3,565	3,600,650
United Rentals North America, Inc., 10.875%, 6/15/16	8,360	9,279,600
West Corp., 9.50%, 10/15/14	9,745	10,012,987

		$197,559,368

	Principal
	Amount
Security	(000’s omitted)	Value
Steel — 0.2%
AK Steel Corp., 7.625%, 5/15/20	$3,770	$3,802,987
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)	8,245	144,288
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	2,255	2,271,913

		$6,219,188

Super Retail — 7.1%
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18(3)	$14,275	$14,917,375
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	26,930	25,987,450
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	19,395	19,782,900
Limited Brands, Inc., 8.50%, 6/15/19	11,125	12,432,187
Michaels Stores, Inc., 13.00%, (0.00% until 11/1/11), 11/1/16	8,980	8,261,600
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	14,779	15,204,162
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	34,896	38,211,120
Toys “R” Us, 7.625%, 8/1/11	11,915	12,302,237
Toys “R” Us, 7.875%, 4/15/13	7,925	8,162,750
Toys “R” Us, 10.75%, 7/15/17	19,245	21,819,019
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(3)	2,370	2,506,275
Yankee Acquisition Corp., 9.75%, 2/15/17	14,800	15,466,000

		$195,053,075

Technology — 3.5%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$3,260	$3,439,300
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20(3)	1,835	1,862,525
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	16,615	17,778,050
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	10,540	10,276,500
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	17,630	16,699,153
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15(3)	0(5)	484
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(3)	2,215	2,270,375
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(3)	2,795	2,871,863
SSI Investments II, Sr. Notes, 11.125%, 6/1/18(3)	9,590	10,129,437
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	27,755	30,877,437

		$96,205,124

Telecommunications — 7.9%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	$15,435	$16,245,337
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(3)	3,890	3,996,975
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(3)	6,760	7,706,400
Digicel Group, Ltd., Sr. Notes, (PIK), 9.125%, 1/15/15(3)	24,001	24,361,015
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	28,585	31,014,725
Intelsat Corp., 9.25%, 8/15/14	3,761	3,902,038
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	6,248	6,700,980
Intelsat Jackson Holdings, Ltd., 11.50%, 6/15/16	2,350	2,549,750
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	8,600	8,922,500
NII Capital Corp., 8.875%, 12/15/19	10,395	11,070,675
NII Capital Corp., 10.00%, 8/15/16	9,510	10,556,100
Qwest Communications International, Inc., 7.50%, 2/15/14	3,555	3,661,650
SBA Telecommunications, Inc., 8.00%, 8/15/16	4,075	4,401,000
SBA Telecommunications, Inc., 8.25%, 8/15/19	2,725	2,997,500
Sprint Capital Corp., 6.875%, 11/15/28	10,610	9,283,750
Sprint Capital Corp., 6.90%, 5/1/19	17,195	16,485,706
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	16,235	18,670,250
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,818,050
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(3)	11,150	11,902,625
Windstream Corp., 7.875%, 11/1/17	3,935	4,023,538
Windstream Corp., 8.125%, 9/1/18(3)	4,940	5,032,625

		$218,303,189

Textiles/Apparel — 0.9%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$85	$89,675
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	7,020	7,897,500

	Principal
	Amount
Security	(000’s omitted)	Value
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	$4,970	$5,081,825
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	9,180	10,115,727

		$23,184,727

Transportation Ex Air/Rail — 1.1%
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(3)	$9,300	$9,765,000
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(3)	6,960	7,464,600
Overseas Shipholding Group, Inc., Sr. Notes, 8.125%, 3/30/18	4,510	4,600,200
Swift Transportation Co., Inc., Sr. Notes, 12.50%, 5/15/17(3)	4,955	4,905,450
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	3,535	3,729,425

		$30,464,675

Utilities — 1.0%
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	$661	$674,220
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,243	2,321,754
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	11,965	12,563,250
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	1,940	1,561,700
NGC Corp., 7.625%, 10/15/26	7,090	4,502,150
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	4,840	4,948,900
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	792,850

		$27,364,824

Total Corporate Bonds & Notes (identified cost $2,274,134,752)		$2,374,328,887

Convertible Bonds — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive & Auto Parts — 0.1%
Ford Motor Co., 4.25%, 11/15/16	$1,895	$2,892,244

		$2,892,244

Building Materials — 0.1%
Cemex SAB de CV, 4.875%, 3/15/15(3)	$3,010	$3,010,000

		$3,010,000

Cable/Satellite TV — 0.1%
Virgin Media, Inc., 6.50%, 11/15/16	$2,225	$3,101,093

		$3,101,093

Health Care — 0.4%
Kendle International, Inc., 3.375%, 7/15/12	$4,295	$3,908,450
LifePoint Hospitals, Inc., 3.25%, 8/15/25	6,100	5,840,750

		$9,749,200

Technology — 0.2%
Advanced Micro Devices, Inc., 6.00%, 5/1/15	$6,000	$5,985,000

		$5,985,000

Total Convertible Bonds (identified cost $19,673,501)		$24,737,537

Common Stocks — 0.4%

Security	Shares	Value
Building Materials — 0.1%
Panolam Holdings Co.(4)(6)	6,997	$4,084,569

		$4,084,569

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc.(4)(7)	3,400	$0

		$0

Energy — 0.0%
SemGroup Corp.(7)	26,457	$661,425

		$661,425

Gaming — 0.0%
Fontainebleau Equity Holdings, Class A(4)(6)(7)	301,724	$3,017
Greektown Superholdings, Inc.(7)	1,365	129,675
Shreveport Gaming Holdings, Inc.(4)	3,597	64,746

		$197,438

Publishing/Printing — 0.0%
Dex One Corp.(7)	29,958	$542,839

		$542,839

Steel — 0.2%
RathGibson Acquisition Co., LLC(4)(7)	367,800	$4,281,192

		$4,281,192

Super Retail — 0.1%
GNC Acquisition Holdings, Class A(4)(6)(7)	204,221	$2,403,681

		$2,403,681

Total Common Stocks (identified cost $12,553,341)		$12,171,144

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Energy — 0.2%
Chesapeake Energy Corp., 4.50%	80,133	$6,586,933
Chesapeake Energy Corp., 5.00%(3)	9,586	748,906

		$7,335,839

Telecommunications — 0.2%
Crown Castle International Corp., (PIK), 6.25%	85,673	$4,979,743

		$4,979,743

Total Convertible Preferred Stocks (identified cost $12,778,160)		$12,315,582

Preferred Stocks — 0.0%

Security	Shares/Units	Value
Gaming — 0.0%
Fontainebleau Resorts LLC, (PIK)(4)(6)(7)	9,234	$92

		$92

Super Retail — 0.0%
GNC Acquisition Holdings(4)(6)(7)	69,779	$422,163

		$422,163

Total Preferred Stocks (identified cost $9,582,685)		$422,255

Miscellaneous — 0.0%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Adelphia, Inc., Escrow Certificate(7)	10,260,000	$179,550
Adelphia, Inc., Escrow Certificate(7)	5,085,000	88,987
Adelphia Recovery Trust(7)	14,818,854	444,566

		$713,103

Energy — 0.0%
SemGroup Corp., Escrow Certificate(4)(7)	10,225,000	$0
VeraSun Energy Corp., Escrow Certificate(4)(7)	1,900,000	0

		$0

Services — 0.0%
NCS Acquisition Corp., Escrow Certificate(6)(7)	2,950,000	$438,812

		$438,812

Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(6)(7)	4,900,000	$490
Mirant Corp., Escrow Certificate(4)(6)(7)	2,205,000	221

		$711

Total Miscellaneous (identified cost $14,942,323)		$1,152,626

Warrants — 0.1%

Security	Shares	Value
Energy — 0.0%
SemGroup Corp., Expires 11/30/14(7)	27,849	$170,575

		$170,575

Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(7)	5,575	$557,500

		$557,500

Gaming — 0.1%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(6)(7)	6,338	$616,668

		$616,668

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/15/17(4)(7)	33,105	$0

		$0

Total Warrants (identified cost $278)		$1,344,743

Short-Term Investments — 5.1%

	Interest
Security	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(8)	$140,304	$140,304,337

Total Short-Term Investments (identified cost $140,304,337)		$140,304,337

Total Investments — 97.5% (identified cost $2,609,398,036)		$2,680,977,954

Other Assets, Less Liabilities — 2.5%		$68,515,574

Net Assets — 100.0%		$2,749,493,528

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $886,697,098 or 32.2% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Principal amount is less than $1,000.

(6)		Restricted security.

(7)		Non-income producing security.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $102,051 and $0, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,624,319,287

Gross unrealized appreciation	$187,349,536
Gross unrealized depreciation	(130,690,869)

Net unrealized appreciation	$56,658,667

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$2,403,681
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		422,163
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		3,017
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	9,234	9,233,790		92
Mirant Corp., Escrow Certificate	1/5/06	2,205,000	0	(1)	221
Mirant Corp., Escrow Certificate	1/5/06	4,900,000	0	(1)	490
NCS Acquisition Corp., Escrow Certificate	2/26/10	2,950,000	1,139,736		438,812
Panolam Holdings Co., Common	12/30/09	6,997	3,844,852		4,084,569
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	6,338	0	(1)	616,668

Total Restricted Securities			$19,209,066		$7,969,713

(1) Less than $0.50.

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual		Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Appreciation
Bank of America	Amkor Technology Inc.	Ba3/BB-	$3,850	5.00	%(1)	6/20/15	$89,766
Citigroup, Inc.	First Data Corp.	Caa1/B-	10,440	5.00	(1)	12/20/10	467,612
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,300	5.00	(1)	9/20/15	117,940
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	6,600	5.00	(1)	9/20/15	211,604

							$886,922

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $24,190,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $886,922.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$114,200,843	$—	$114,200,843
Corporate Bonds & Notes	—	2,365,448,909	8,879,978	2,374,328,887
Convertible Bonds	—	24,737,537	—	24,737,537
Common Stocks	1,204,264	129,675	10,837,205	12,171,144
Convertible Preferred Stocks	6,586,933	5,728,649	—	12,315,582
Preferred Stocks	—	—	422,255	422,255
Miscellaneous	—	1,151,915	711	1,152,626
Warrants	—	728,075	616,668	1,344,743
Short-Term Investments	—	140,304,337	—	140,304,337

Total Investments	$7,791,197	$2,652,429,940	$20,756,817	$2,680,977,954

Credit Default Swaps	$—	$886,922	$—	$886,922

Total	$7,791,197	$2,653,316,862	$20,756,817	$2,681,864,876

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in			Investments in
	Corporate	Investments in	Investments in	Warrants and
	Bonds & Notes	Common Stocks	Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2009	$456,573	$2,471,444	$422,255	$617,379	$3,967,651
Realized gains (losses)	21,803	—	—	—	21,803
Change in net unrealized appreciation (depreciation)	123,906	2,568,979	—	—	2,692,885
Net purchases (sales)	(635,803)	5,796,782	—	—	5,160,979
Accrued discount (premium)	—	—	—	—	—
Net transfers to (from) Level 3*	8,913,499	—	—	—	8,913,499

Balance as of July 31, 2010	$8,879,978	$10,837,205	$422,255	$617,379	$20,756,817

Change in net unrealized appreciation (depreciation) in investments still held as of July 31, 2010	$—	$2,568,979	$—	$—	$2,568,979

* Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Boston Income Portfolio

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010